Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment.
Schedule of property, plant and equipment

As of December 31, 2021, 2020 and 2019, property, plant and equipment are comprised as follows:

	Balance as of			Currency	Balance as of
	January 1,			translation	December 31,
Cost	2021	Additions	Disposals	effect	2021
Land	$1,655,428	21,342	—	2,632	1,679,402
Buildings and construction	12,821,193	626,606	(3,039)	48,859	13,493,619
Machinery and equipment	17,116,908	1,528,891	(274,090)	86,276	18,457,985
Transportation equipment	2,445,634	399,687	(175,643)	1,021	2,670,699
Computer equipment	151,117	11,345	(1,078)	1,636	163,020
Furniture	205,933	17,162	(9,728)	355	213,722
Leasehold improvements	8,037	—	(703)	—	7,334
Construction in progress	1,675,894	874,460	—	2,235	2,552,589
Total	$36,080,144	3,479,493	(464,281)	143,014	39,238,370

	Balance as of			Currency	Balance as of
	January 1	Depreciation		translation	December 31,
Accumulated depreciation	2021	for the year	Disposals	effect	2021
Buildings and construction	$(5,836,750)	(262,839)	2,360	(12,611)	(6,109,840)
Machinery and equipment	(9,267,337)	(923,114)	204,221	(58,202)	(10,044,432)
Transportation equipment	(965,535)	(183,530)	121,112	(762)	(1,028,715)
Computer equipment	(130,187)	(11,532)	977	(1,433)	(142,175)
Furniture	(146,513)	(12,082)	9,092	(303)	(149,806)
Total	$(16,346,322)	(1,393,097)	337,762	(73,311)	(17,474,968)

	Balance as of			Currency	Balance as of
	January 1,			translation	December 31,
Cost	2020	Additions	Disposals	effect	2020
Land	$1,553,499	102,847	(5,900)	4,982	1,655,428
Buildings and construction	12,340,405	686,270	(297,490)	92,008	12,821,193
Machinery and equipment	15,866,952	1,240,779	(145,320)	154,497	17,116,908
Transportation equipment	2,111,999	462,344	(130,089)	1,380	2,445,634
Computer equipment	134,481	13,784	(244)	3,096	151,117
Furniture	190,289	21,325	(6,463)	782	205,933
Leasehold improvements	3,598	4,439	—	—	8,037
Construction in progress	1,459,922	220,493	—	(4,521)	1,675,894
Total	$33,661,145	2,752,281	(585,506)	252,224	36,080,144

	Balance as of			Currency	Balance as of
	January 1	Depreciation		translation	December 31,
Accumulated depreciation	2020	for the year	Disposals	effect	2020
Buildings and construction	$(5,750,971)	(299,865)	229,718	(15,632)	(5,836,750)
Machinery and equipment	(8,253,772)	(1,048,758)	96,589	(61,396)	(9,267,337)
Transportation equipment	(856,429)	(204,384)	96,553	(1,275)	(965,535)
Computer equipment	(107,016)	(21,721)	160	(1,610)	(130,187)
Furniture	(136,311)	(15,575)	5,863	(490)	(146,513)
Total	$(15,104,499)	(1,590,303)	428,883	(80,403)	(16,346,322)

	Balance as of			Currency	Balance as of
	January 1,			translation	December 31,
Cost	2019	Additions	Disposals	effect	2019
Land	$1,378,090	209,752	(30,677)	(3,666)	1,553,499
Buildings and construction	11,943,476	472,095	(7,478)	(67,688)	12,340,405
Machinery and equipment	15,182,044	891,008	(92,623)	(113,477)	15,866,952
Transportation equipment	1,792,273	474,960	(154,116)	(1,118)	2,111,999
Computer equipment	136,183	3,828	(3,257)	(2,273)	134,481
Furniture	178,455	17,684	(5,295)	(555)	190,289
Leasehold improvements	4,350	—	(752)	—	3,598
Construction in progress	1,501,697	—	(38,065)	(3,710)	1,459,922
Total	$32,116,568	2,069,327	(332,263)	(192,487)	33,661,145

	Balance as of			Currency	Balance as of
	January 1	Depreciation		translation	December 31,
Accumulated depreciation	2019	for the year	Disposals	effect	2019
Buildings and construction	$(5,536,825)	(230,450)	2,199	14,105	(5,750,971)
Machinery and equipment	(7,505,222)	(874,447)	65,136	60,761	(8,253,772)
Transportation equipment	(829,664)	(134,708)	106,955	988	(856,429)
Computer equipment	(98,034)	(13,635)	3,145	1,508	(107,016)
Furniture	(128,647)	(12,151)	4,109	378	(136,311)
Total	$(14,098,392)	(1,265,391)	181,544	77,740	(15,104,499)

	December 31,
Carrying amounts, net	2021	2020	2019
Land	$1,679,402	1,655,428	1,553,499
Buildings and construction	7,383,779	6,984,443	6,589,434
Machinery and equipment	8,413,553	7,849,571	7,613,180
Transportation equipment	1,641,984	1,480,099	1,255,570
Computer equipment	20,845	20,930	27,465
Furniture	63,916	59,420	53,978
Leasehold improvements	7,334	8,037	3,598
Construction in progress	2,552,589	1,675,894	1,459,922
Total	$21,763,402	19,733,822	18,556,646

Additions of property, plant and equipment in 2020 include assets acquired through business combinations of $383,680 that consist of the following:

Land	$62,050
Buildings and construction	231,264
Machinery and equipment	73,332
Transportation equipment	4,825
Computer equipment	1,761
Furniture	1,115
Construction in progress	9,333
Total	$383,680